UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2005

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         August 10, 2005
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $206,908,678 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
Adobe Systems Inc
Common
00724F101
326,154.00
11,400
x
ALL
5,000

6,400
A F L A C Inc
Common
001055102
1,724,708.00
39,850
x
ALL
28,475

11,375
Abbott Laboratories
Common
002824100
536,659.50
10,950
x
ALL
4,600

6,350
Applied Materials Inc
Common
038222105
5,620,770.20
347,390
x
ALL
269,700

77,690
Amgen Incorporated
Common
031162100
6,815,353.50
112,725
x
ALL
71,015

41,710
Amsurg Corporation
Common
03232P405
3,850,986.75
139,075
x
ALL
104,140

34,935
Apache Corp
Common
037411105
1,167,515.80
18,073
x
ALL
5,422

12,651
Bank Of America Corp
Common
060505104
1,355,234.68
29,714
x
ALL
10,166

19,548
Bed Bath & Beyond
Common
075896100
6,739,782.48
161,316
x
ALL
118,895

42,421
BB&T Corporation
Common
054937107
1,412,339.95
35,335
x
ALL
19,437

15,898
Beacon Roofing Supply
Common
073685109
2,145,948.50
81,595
x
ALL
64,485

17,110
Biomet Incorporated
Common
090613100
4,105,802.06
118,562
x
ALL
80,195

38,367
Bristol-Myers Squibb Co
Common
110122108
400,929.00
16,050
x
ALL
3,300

12,750
BP PLC Sponsored ADRs
Common
055622104
650,436.26
10,427
x
ALL
6,474

3,953
Citigroup Inc
Common
172967101
1,344,784.47
29,089
x
ALL
19,989

9,100
C H Robinson Worldwide
Common
12541W100
1,799,015.36
34,912
x
ALL
400

34,512
Capital One Financial Cp
Common
14040H105
463,737.96
5,796
x
ALL
3,000

2,796
Cisco Systems Inc
Common
17275R102
539,754.12
28,289
x
ALL
7,014

21,275
Cintas Corp
Common
172908105
4,855,378.20
125,787
x
ALL
101,932

23,855
CUNO, Incorporated
Common
126583103
476,433.36
6,669
x
ALL
5,800

869
ChevronTexaco Corporation
Common
166764100
535,378.08
9,574
x
ALL
3,308

6,266
Dominion Res Inc Va New
Common
25746U109
614,641.25
8,375
x
ALL
5,515

2,860
Donaldson
Common
257651109
3,035,578.05
100,085
x
ALL
73,855

26,230
Du Pont E I De Nemour&Co
Common
263534109
305,371.00
7,100
x
ALL
600

6,500










Page Total


50,822,692.53





















06/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Dell Inc
Common
24702R101
217,030.00
5,500
x
ALL
4,600

900
Emerson Electric Co
Common
291011104
708,157.41
11,307
x
ALL
7,577

3,730
Equitable Res Inc
Common
294549100
1,020,000.00
15,000
x
ALL
15,000

0
Fastenal Co
Common
311900104
993,781.25
16,225
x
ALL
10,650

5,575
Factset Research Systems
Common
303075105
2,609,467.25
72,809
x
ALL
52,618

20,191
Fifth Third Bancorp
Common
316773100
1,840,916.55
44,715
x
ALL
36,485

8,230
Fortune Brands Inc
Common
349631101
864,024.00
9,730
x
ALL
5,730

4,000
Freddie Mac Voting Shs
Common
313400301
1,206,755.00
18,500
x
ALL
13,475

5,025
Forward Air, Inc.
Common
349853101
845,273.00
29,900
x
ALL
19,175

10,725
General Electric Company
Common
369604103
4,838,235.46
139,632
x
ALL
66,078

73,554
Galleher Group PLC
Common
363595109
237,200.00
4,000
x
ALL
0

4,000
Gentex Corp
Common
371901109
4,336,969.00
238,295
x
ALL
183,195

55,100
GlaxoSmithkline PLC  ADRs
Common
37733W105
279,223.56
5,756
x
ALL
1,150

4,606
H C C Insurance Holdings
Common
404132102
5,351,220.35
141,305
x
ALL
112,235

29,070
Harley Davidson Inc
Common
412822108
4,514,889.60
91,026
x
ALL
71,450

19,576
Harte-Hanks Incorporated
Common
416196103
2,644,780.80
88,960
x
ALL
72,775

16,185
Hlth Mgmt Assoc Cl A
Common
421933102
4,191,025.30
160,085
x
ALL
122,985

37,100
Int'l Business Machines
Common
459200101
336,868.00
4,540
x
ALL
1,434

3,106
Intel Corp
Common
458140100
2,119,016.76
81,438
x
ALL
31,119

50,319
J P Morgan Chase & Co
Common
46625H100
211,990.64
6,002
x
ALL
5,087

915
Johnson & Johnson
Common
478160104
4,451,980.00
68,492
x
ALL
45,302

23,190
Kimberly-Clark Corp
Common
494368103
403,705.50
6,450
x
ALL
1,700

4,750
Kinder Morgan Inc
Common
49455P101
536,640.00
6,450
x
ALL
1,750

4,700
Carmax Inc
Common
143130102
5,068,430.25
190,185
x
ALL
146,585

43,600










Page Total


49,827,579.68
















06/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Coca Cola Company
Common
191216100
395,038.50
9,462
x
ALL
6,262

3,200
Littelfuse Inc
Common
537008104
918,353.75
32,975
x
ALL
27,950

5,025
Linear Technology Corp
Common
535678106
3,549,427.29
96,741
x
ALL
75,565

21,176
Lilly Eli & Company
Common
532457108
1,477,763.46
26,526
x
ALL
21,911

4,615
Lowes Companies Inc
Common
548661107
5,358,161.26
92,033
x
ALL
55,918

36,115
Moodys Corp
Common
615369105
1,354,554.88
30,128
x
ALL
19,120

11,008
Medtronic Inc
Common
585055106
6,026,232.61
116,359
x
ALL
70,133

46,226
Manulife Financial Corp
Common
56501R106
410,926.95
8,595
x
ALL
750

7,845
McGraw-Hill Cos
Common
580645109
3,204,363.75
72,415
x
ALL
51,975

20,440
Markel Corp
Common
570535104
7,873,614.00
23,226
x
ALL
400

22,826
3m Company
Common
88579Y101
498,870.00
6,900
x
ALL
2,700

4,200
Altria Group Inc
Common
02209S103
4,528,269.12
70,032
x
ALL
34,643

35,389
Merck & Co Inc
Common
589331107
372,064.00
12,080
x
ALL
2,160

9,920
Marlin Business Services
Common
571157106
2,189,292.00
108,920
x
ALL
88,845

20,075
Microsoft Corp
Common
594918104
485,696.52
19,553
x
ALL
7,003

12,550
National Instruments Corp
Common
636518102
984,740.00
46,450
x
ALL
36,655

9,795
North Fork Bancorp Inc
Common
659424105
3,354,114.54
119,406
x
ALL
88,506

30,900
Nokia Corp Sponsored ADR
Common
654902204
3,481,798.49
209,243
x
ALL
154,852

54,391
Nuveen VA Premium Fund
Common
67064R102
425,510.51
24,301
x
ALL
24,301

0
Norfolk Southern Corp
Common
655844108
264,708.00
8,550
x
ALL
200

8,350
Omnicare Inc
Common
681904108
1,069,236.00
25,200
x
ALL
18,750

6,450
Oracle Corporation
Common
68389X105
246,180.00
18,650
x
ALL
10,750

7,900
Paychex Inc
Common
704326107
3,725,263.56
114,553
x
ALL
86,495

28,058
Plum Creek Timber Co
Common
729251108
1,212,347.40
33,398
x
ALL
12,171

21,227










Page Total


53,406,526.59





















06/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Pepsico Incorporated
Common
713448108
4,203,304.20
77,940
x
ALL
51,033

26,907
PetSmart
Common
716768106
1,665,456.25
54,875
x
ALL
40,600

14,275
Pfizer Incorporated
Common
717081103
2,687,607.24
97,448
x
ALL
40,943

56,505
Portfolio Recovery Assoc
Common
73640Q105
2,157,306.80
51,340
x
ALL
39,515

11,825
Procter & Gamble Co
Common
74271810
874,173.00
16,572
x
ALL
7,972

8,600
Progressive Corp.
Common
743315103
316,192.00
3,200
x
ALL
3,000

200
PNC Finl Svcs Group
Common
693475105
1,633,800.00
30,000
x
ALL
30,000

0
PPG Industries
Common
693506107
658,980.00
10,500
x
ALL
9,700

800
Royal Dutch Petroleum 1.25 Gui
Common
780257804
616,485.10
9,499
x
ALL
3,299

6,200
Resmed Inc
Common
761152107
3,327,677.73
50,427
x
ALL
38,580

11,847
Salix Pharmaceuticals
Common
795435106
2,345,777.80
132,830
x
ALL
107,110

25,720
The Southern Company
Common
842587107
556,384.16
16,048
x
ALL
4,498

11,550
Suntrust Banks Inc
Common
867914103
691,409.04
9,571
x
ALL
8,772

799
Sysco Corp
Common
871829107
3,803,315.67
105,093
x
ALL
78,575

26,518
Tiffany & Co New
Common
886547108
5,087,464.20
155,295
x
ALL
118,975

36,320
Texas Instruments Inc
Common
882508104
3,140,471.60
111,880
x
ALL
89,970

21,910
Utd Dominion Realty Tr Inc
Common
910197102
344,925.10
14,342
x
ALL
1,900

12,442
United Parcel Service B
Common
911312106
1,168,804.00
16,900
x
ALL
6,550

10,350
United Technologies Corp
Common
913017109
369,720.00
7,200
x
ALL
800

6,400
Vodafone Group Plc Adr
Common
92857W100
6,265,951.08
257,646
x
ALL
161,805

95,841
Verizon Communications
Common
92343V104
29,845.80
8,476
x
ALL
4,987

3,489
Wachovia Corp New
Common
929903102
1,252,142.53
25,245
x
ALL
18,615

6,630
Wells Fargo & Co New
Common
949746101
764,577.28
12,416
x
ALL
5,216

7,200
Wilmington Trust Corp
Common
971807102
660,423.40
18,340
x
ALL
8,400

9,940










Page Total


44,622,193.98









4,203,304.20
77,940
06/30/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Washington Mutual Inc
Common
939322103
1,517,655.62
37,298
x
ALL
26,873

10,425
Washington Real Est Invst
Common
939653101
305,760.00
9,800
x
ALL
5,800

4,000
Wrigley Wm JR Co
Common
982526105
509,416.00
7,400
x
ALL
5,300

2,100
Wyeth
Common
983024100
1,225,752.50
27,545
x
ALL
9,478

18,067
Exxon Mobil Corporation
Common
30231G102
5,178,103.67
90,101
x
ALL
44,476

45,625
Dentsply Intl Inc
Common
249030107
642,600.00
11,900
x
ALL
8,700

3,200
Zimmer Holdings Inc
Common
98956P102
368,053.44
4,832
x
ALL
1,460

3,372










Page Total


8,229,685.61
















Grand Total


206,908,678.39

















